Average Annual Total Returns			12 Months Ended	52 Months Ended
		Aug. 01, 2026	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)1	17.15	10.97
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	12.81	4.61
Philotimo Focused Growth and Income Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes	15.52	7.49
Performance Inception Date		Aug. 20, 2021
Philotimo Focused Growth and Income Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions	13.09	6.18
Philotimo Focused Growth and Income Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares	9.20	5.28

[1]	In connection with the newly adopted SEC regulations applicable to the Fund, the Russell 3000® Index is the Fund's broad-based securities market index. The Fund will continue to show the performance for the Russell 2000® Index, the Fund's previous broad-based securities market index.